Warrants - Schedule of Assumptions Utilized in the Valuation of Warrant (Detail)	Sep. 30, 2019 yr	Dec. 31, 2018 yr	Dec. 31, 2017 yr
Risk-free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions		0.0251	0.0220
Risk-free Interest Rate [Member] | June 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.0159
Risk-free Interest Rate [Member] | February 2019 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.0156
Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions		3.44	4.44
Expected Life [Member] | June 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	2.69
Expected Life [Member] | February 2019 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	3.36
Expected Volatility of Underlying Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions		0.62	0.63
Expected Volatility of Underlying Stock [Member] | June 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.6620
Expected Volatility of Underlying Stock [Member] | February 2019 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.6401
Expected Dividend Yield [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions		0	0
Expected Dividend Yield [Member] | June 2017 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0
Expected Dividend Yield [Member] | February 2019 Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0